LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

19.  LEASES

The Group enters into lease agreements to have leasing for self-operated stores, office spaces, and other corporate assets that the Group utilizes.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Operating lease right-of-use assets	5,186,855	5,937,063	813,519

Operating lease liabilities – current	1,851,310	2,343,387	321,100
Operating lease liabilities – non-current	3,114,855	3,330,529	456,362
Total operating lease liabilities	4,966,165	5,673,916	777,462

The weighted average remaining lease terms and discount rates for the operating lease were as follows:

	As of December 31,
	2023	2024
Weighted average remaining lease term (years)	1.78	1.59
Weighted average discount rate	3.943%	3.737%

The components of lease cost were as follows:

		For the year ended
		December 31,
	Classification	2022	2023	2024
		RMB	RMB	RMB	US$
Operating lease cost	Store rental and other operating costs	854,646	1,399,217	2,331,919	319,529
Variable lease cost	Store rental and other operating costs	33,619	99,981	122,187	16,743
Total lease cost		888,265	1,499,198	2,454,106	336,272

For the years ended December 31, 2022, 2023 and 2024, cash paid for operating lease liabilities were RMB875.7 million, RMB 1,442.0 million and RMB2,308.0 million (US$316.3 million), respectively.

As of December 31, 2024, the Group has entered into operating leases that have not yet commenced of RMB56.4 million (US$7.7 million), primarily related to store leases. These leases will commence between fiscal year 2025 and fiscal year 2032 with lease terms ranging from 3 months to 96 months.

Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year consisted of the following as of December 31, 2024:

	RMB	US$
2025	2,343,387	321,100
2026	1,770,850	242,649
2027	1,072,046	146,896
2028	568,125	77,847
2029 and thereafter	253,771	34,772
Less: interest	(334,263)	(45,802)

Total	5,673,916	777,462